Consolidated Balance Sheets (Unaudited) (Parentheticals) (USD $)	Jun. 30, 2012	Dec. 31, 2011
CONDENSED CONSOLIDATED BALANCE SHEETS [Abstract]
Preferred stock shares authorized	1,000,000	1,000,000
Preferred stock par value	$ 0.0001	$ 0.0001
Preferred stock shares issued	8,479	8,479
Common stock shares authorized	250,000,000	250,000,000
Common stock par value	$ 0.0001	$ 0.0001
Common stock shares issued	102,434,315	102,409,364